UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the quarterly distribution period from
May 1, 2007 to October 31, 2007
Commission file number of issuing entity: 333-128658-04
NELNET STUDENT LOAN TRUST 2007-1
(Exact name of issuing entity as specified in its charter)
Commission file number of depositor: 333-128658
NELNET STUDENT LOAN FUNDING, LLC
(Exact name of depositor as specified in its charter)
NELNET, INC.
(Exact name of sponsor as specified in its charter)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
75-2997993
(I.R.S. Employer Identification No.)

c/o M&T Trust Company of Delaware 1220 N. Market St., Ste 202 Wilmington, DE (Address of principal executive offices of the issuing entity)	19801 (Zip Code)
(402) 458-2370
(Telephone number, including area code)
Not Applicable
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1 Notes	☐	☐	☑
Class A-2 Notes	☐	☐	☑
Class A-3 Notes	☐	☐	☑
Class A-4 Notes	☐	☐	☑
Class B-1 Notes	☐	☐	☑
Class B-2 Notes	☐	☐	☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On November 26, 2007, the Nelnet Student Loan Trust 2007-1 (the “Trust”) made its regular quarterly distribution of funds to holders of its student loan-asset backed notes. National Education Loan Network, Inc., as Administrator, distributed the Quarterly Servicing Report for the Trust for the period of May 1, 2007 to October 31, 2007 to the Indenture Trustee, on behalf of the Trust’s noteholders of record. This Quarterly Servicing Report is attached as Exhibit 99.1. This report, as well as other information about the Trust, is also available on the Administrator’s website at http://www.nelnet.net/corporate/investors/DebtSecurities.asp.
PART II — OTHER INFORMATION
Item 2. Legal Proceedings.
There were no material pending legal proceedings relating to the Trust to which the Sponsor, Depositor, Indenture Trustee, Eligible Lender Trustee, Issuing Entity, Master Servicer, Subservicer, or Originator was a party or which any of their respective properties was the subject during the period covered by this Report, nor is the Registrant aware of any such proceedings contemplated by governmental authorities.
Item 3. Sales of Securities and Use of Proceeds.
None.
Item 4. Defaults Upon Senior Securities.
None.
Item 5. Submission of Matters to a Vote of Security Holders.
No matters were submitted to a vote of security holders during the period covered by this report.
Item 6. Significant Obligors of Pool Assets.
No updates to report.
Item 7. Significant Enhancement Provider Information.
None.
Item 8. Other Information.
None.
Item 9. Exhibits.
(a)	99.1 Quarterly Servicing Report for Nelnet Student Loan Trust 2007-1 in relation to the distribution on November 26, 2007.

(b)	None.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Dated: December 10, 2007

NELNET STUDENT LOAN TRUST 2007-1

By:	Nelnet Student Loan Funding Management Corporation,
as Manager

By:	/s/ CAROL AVERSMAN

Carol Aversman, Assistant Vice President

INDEX TO EXHIBITS

Exhibit Number	Exhibit
99.1	Quarterly Servicing Report for Nelnet Student Loan Trust 2007-1 in relation to the distribution on November 26, 2007.